10. WARRANTS (Details Narrative) (Warrant [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants issued	85,365,628
Warrant/common stock purchase price	$ 0.01	$ 0.10	$ 0.10
Notes Payable
Warrants issued	1,920,000
Director 1
Warrants issued	2,495,010
Warrant/common stock purchase price	$ 0.02
Director 2
Warrants issued	5,787,037
Warrant/common stock purchase price	$ 0.0086
Notes payable, related party
Warrants issued	59,413,581
Warrant/common stock purchase price	$ 0.00648